FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         December 31, 2007

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:         28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director and Chief Compliance Officer
Phone:            (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth    Milwaukee, Wisconsin    2/12/08
----------------------   ---------------------   ----------
      (Signature)            (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:         106

Form 13F Information Table Value Total:    $170,517 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None





                       Marietta Investment Partners, LLC
                           Form 13F Information Table
                               December 31, 2007

                                                                                                   Voting Authority
                                                                                                ----------------------
                                                        Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs  Sole     Shared None
---------------------------    -------------- --------- -------- ------- --- ---- ------- ----- -------  ------ ------
3M CO.                         COM            88579Y101    1,395  16,539 SH       Sole            16,539
ABB LTD.                       SPONSORED ADR  000375204    3,998 138,803 SH       Sole           109,183        29,620
ABBOTT LABS                    COM            002824100    1,693  30,145 SH       Sole            30,145
ADOBE SYS INC.                 COM            00724F101    2,968  69,449 SH       Sole            46,629        22,820
ALTRIA GROUP INC.              COM            02209S103      967  12,795 SH       Sole            12,795
AMERICA MOVIL SAB CV           SPON ADR L SHS 02364W105      661  10,770 SH       Sole             9,370         1,400
AMPHENOL CORP NEW              CL A           032095101    2,642  56,986 SH       Sole            37,886        19,100
APPLE COMPUTER INC.            COM            037833100      838   4,232 SH       Sole             4,232
ARCADIA RES INC.               COM            039209101       13  13,000 SH       Sole            13,000
AT&T INC.                      COM            00206R102      343   8,255 SH       Sole             8,162            93
BAXTER INTL INC.               COM            071813109      392   6,755 SH       Sole             6,420           335
BERKSHIRE HATHAWAY INC.        CL A           084670108    2,124      15 SH       Sole                15
BERKSHIRE HATHAWAY INC.        CL B           084670207    3,382     714 SH       Sole               712             2
BHP BILLITON LTD.              SPONSORED ADR  088606108    4,009  57,236 SH       Sole            41,116        16,120
BOEING CO.                     COM            097023105    2,845  32,527 SH       Sole            23,207         9,320
BP PLC                         SPONSORED ADR  055622104    1,765  24,125 SH       Sole            24,125
BRIGGS & STRATTON CORP.        COM            109043109      544  24,000 SH       Sole            24,000
BRISTOL MYERS SQUIBB           COM            110122108      418  15,745 SH       Sole            15,745
CAMERON INTL CORP.             COM            13342b105    3,298  68,518 SH       Sole            49,058        19,460
CAMPBELL SOUP CO.              COM            134429109      404  11,300 SH       Sole            11,300
CHEVRON CORP NEW               COM            166764100    2,615  28,015 SH       Sole            23,765         4,250
CHINA MOBILE HONG KONG         SPONSORED ADR  16941M109    2,884  33,197 SH       Sole            24,712         8,485
CISCO SYS INC.                 COM            17275R102      427  15,767 SH       Sole            15,067           700
CNOOC LTD.                     SPONSORED ADR  126132109    3,480  20,783 SH       Sole            13,053         7,730
COACH INC.                     COM            189754104      993  32,470 SH       Sole            32,470
COCA COLA CO.                  COM            191216100      389   6,340 SH       Sole             6,340
COLGATE PALMOLIVE CO.          COM            194162103    2,323  29,797 SH       Sole            19,047        10,750
COMPANHIA VALE DO RIO          SPONSORED ADR  204412209      922  28,210 SH       Sole            27,710           500
CONOCOPHILLIPS                 COM            20825C104      595   6,734 SH       Sole             6,734
DANAHER CORP DEL               COM            235851102    3,101  35,341 SH       Sole            23,296        12,045
DENTSPLY INTL INC NEW          COM            249030107    2,943  65,376 SH       Sole            46,431        18,945
DEVON ENERGY CORP NEW          COM            25179M103      211   2,374 SH       Sole             2,274           100
DOMINION RES VA NEW            COM            25746U109      896  18,884 SH       Sole            18,884
DOW CHEM CO.                   COM            260543103      912  23,136 SH       Sole            23,136
DU PONT E I DE NEMOURS         COM            263534109      780  17,700 SH       Sole            17,700
E M C CORP MASS                COM            268648102      206  11,125 SH       Sole            10,790           335
EMERSON ELEC CO.               COM            291011104    3,849  67,929 SH       Sole            51,629        16,300
EXXON MOBIL CORP.              COM            30231G102    6,815  72,735 SH       Sole            72,485           250
FASTENAL CO.                   COM            311900104      995  24,625 SH       Sole            24,625
FISERV INC.                    COM            337738108    2,300  41,450 SH       Sole            41,450
FLUOR CORP NEW                 COM            343412102    3,103  21,291 SH       Sole            15,016         6,275
FOCUS MEDIA HLDG LTD.          SPONSORED ADR  34415V109      520   9,154 SH       Sole             8,834           320
FREEPORT-MCMORAN COP&G         COM            35671D857    1,648  16,089 SH       Sole            16,089
FRESENIUS MEDCRE AG&CO.        SPONSORED ADR  358029106      469   8,895 SH       Sole             7,965           930
GENENTECH INC.                 COM NEW        368710406      563   8,400 SH       Sole             8,400
GENERAL ELEC CO.               COM            369604103    4,107 110,788 SH       Sole            93,459        17,329
GILEAD SCIENCES INC.           COM            375558103    3,504  76,151 SH       Sole            57,491        18,660
GOOGLE INC.                    CL A           38259P508    3,276   4,738 SH       Sole             3,298         1,440
GRANT PRIDECO INC.             COM            38821G101      423   7,619 SH       Sole             7,619
HEWLETT PACKARD CO.            COM            428236103    3,170  62,800 SH       Sole            56,645         6,155
HOLOGIC INC.                   COM            436440101      443   6,455 SH       Sole             6,355           100
ILLINOIS TOOL WKS INC.         COM            452308109      286   5,342 SH       Sole             5,042           300
INTERNATIONAL BUSINESS MACHS C COM            459200101      736   6,811 SH       Sole             6,811
ISHARES TR                     DJ SEL DIV INX 464287168      551   8,550 SH       Sole             8,550
ISHARES TR                     RUSSELL MCP GR 464287481      777   6,815 SH       Sole             6,240           575
ISHARES TR                     RUSSELL1000GRW 464287614      632  10,390 SH       Sole            10,090           300
ISHARES TR                     RUSSELL 1000   464287622      229   2,880 SH       Sole             2,725           155
ITRON INC.                     COM            465741106      226   2,350 SH       Sole             2,350
JOHNSON & JOHNSON              COM            478160104      892  13,368 SH       Sole            13,368
JOHNSON CTLS INC.              COM            478366107      774  21,478 SH       Sole            21,478
JPMORGAN CHASE & COMPANY       COM            46625H100    1,633  37,403 SH       Sole            36,853           550
KIMBERLY CLARK CORP.           COM            494368103    1,783  25,710 SH       Sole            25,710
KOHLS CORP.                    COM            500255104      717  15,649 SH       Sole            15,599            50
MANPOWER INC.                  COM            56418H100      620  10,900 SH       Sole            10,900
MARSHALL & ILSLEY CP N         COM            571837103    1,148  43,358 SH       Sole            43,358
MEDCO HEALTH SOLUTIONS         COM            58405U102    1,245  12,276 SH       Sole            12,276
MEDTRONIC INC.                 COM            585055106      438   8,708 SH       Sole             7,308         1,400
MEMC ELECTR MATLS INC.         COM            552715104      422   4,770 SH       Sole             4,770
METAVANTE TECHNLG INC.         COM            591407101      355  15,241 SH       Sole            15,241
MICROSOFT CORP.                COM            594918104      926  25,999 SH       Sole            22,599         3,400
MONSANTO CO NEW                COM            61166W101    5,129  45,922 SH       Sole            33,402        12,520
NATIONAL OILWELL VARCO         COM            637071101    1,704  23,196 SH       Sole            22,066         1,130
NATIONAL PRESTO INDS           COM            637215104      286   5,437 SH       Sole             5,437
NEWMONT MINING CORP.           COM            651639106      256   5,234 SH       Sole             5,234
NORDSTROM INC.                 COM            655664100    1,935  52,682 SH       Sole            36,227        16,455
NOVO-NORDISK A S               ADR            670100205    4,190  64,604 SH       Sole            48,284        16,320
OMNICOM GROUP                  COM            681919106    1,921  40,412 SH       Sole            28,322        12,090
ORACLE CORP.                   COM            68389X105      255  11,275 SH       Sole            10,825           450
PEPSICO INC.                   COM            713448108    5,519  72,713 SH       Sole            61,963        10,750
PFIZER INC.                    COM            717081103      527  23,200 SH       Sole            23,200
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104      934  18,230 SH       Sole            17,905           325
PPG INDS INC.                  COM            693506107      496   7,064 SH       Sole             7,064
PRAXAIR INC.                   COM            74005P104      265   2,990 SH       Sole             2,890           100
PRICE T ROWE GROUP INC.        COM            74144T108    3,205  52,650 SH       Sole            35,685        16,965
PROCTER & GAMBLE CO.           COM            742718109    2,642  35,984 SH       Sole            34,854         1,130
PROLOGIS                       SH BEN INT     743410102      257   4,057 SH       Sole             3,932           125
PRUDENTIAL FINL INC.           COM            744320102    1,959  21,053 SH       Sole            15,183         5,870
ROCKWELL COLLINS INC.          COM            774341101    3,982  55,331 SH       Sole            43,026        12,305
ROYAL DUTCH SHELL PLC          SPONS ADR A    780259206    2,267  26,925 SH       Sole            26,925
SARA LEE CORP.                 COM            803111103      535  33,320 SH       Sole            33,320
SCHLUMBERGER LTD.              COM            806857108    3,207  32,606 SH       Sole            26,636         5,970
SNAP ON INC.                   COM            833034101      543  11,248 SH       Sole            11,248
SPDR TR                        UNIT SER 1     78462F103    1,725  11,800 SH       Sole            11,800
STATE STREET CORP.             COM            857477103    3,521  43,362 SH       Sole            28,947        14,415
STRATTEC SEC CORP.             COM            863111100      202   4,868 SH       Sole             4,868
TELEFONICA S A                 SPONSORED ADR  879382208    1,088  11,145 SH       Sole             7,845         3,300
TEXAS INSTRUMENTS INC.         COM            882508104    2,920  87,428 SH       Sole            61,523        25,905
TEXTRON INC.                   COM            883203101    1,023  14,349 SH       Sole            10,359         3,990
THERMO FISHER SCIENTIF         COM            883556102    2,604  45,145 SH       Sole            33,115        12,030
TRANSOCEAN INC NEW             SHS            G90073100    2,508  17,519 SH       Sole            12,897         4,622
US BANCORP DEL                 COM NEW        902973304    2,475  77,974 SH       Sole            77,974
WEATHERFORD INTL LTD.          COM            G95089101    1,537  22,400 SH       Sole            22,400
WEYERHAEUSER CO.               COM            962166104      332   4,500 SH       Sole             4,500
WISCONSIN ENERGY CORP.         COM            976657106      204   4,185 SH       Sole             4,185
YUM BRANDS INC.                COM            988498101      208   5,431 SH       Sole             5,261           170
ZIMMER HOLDINGS INC W/I        COM            98956P102      205   3,093 SH       Sole             3,093
REPORT SUMMARY                 106                       170,517